As filed with the Securities and Exchange Commission on September 29, 2006


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21499

                 NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND INC.
                 ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
                 Neuberger Berman Dividend Advantage Fund Inc.
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                  Kirkpatrick & Lockhart Nicholson Graham LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                          NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc.
----------------------------------------------------

NUMBER OF SHARES                                MARKET VALUE(+)       NUMBER OF SHARES                               MARKET VALUE(+)
                                               ($000's omitted)                                                     ($000's omitted)
COMMON STOCKS (129.2%)                                                      41,100  ConocoPhillips                         2,821
                                                                            54,900  Enterprise Products Partners           1,464
AEROSPACE (1.0%)                                                            46,000  Exxon Mobil                            3,116
      35,500  Goodrich Corp.                         1,433                                                            ----------
                                                                                                                          10,434
APARTMENTS (13.1%)
      41,100  Avalonbay Communities                  4,805            ENTERTAINMENT (1.3%)
      39,000  Camden Property Trust                  2,982(E)              100,400  Regal Entertainment Group              1,974(E)
      20,000  Education Realty Trust                   313(E)
      92,700  Equity Residential                     4,311            FINANCIAL SERVICES (1.9%)
      11,300  Essex Property Trust                   1,323(E)               40,300  PNC Financial Services Group           2,855
      66,600  Home Properties                        3,715(E)
      66,900  United Dominion Realty Trust           1,863(E)         Food & Beverage (4.9%)
                                                ----------                  66,900  Cadbury Schweppes ADR                  2,627
                                                    19,312                  22,700  Diageo PLC ADR                         1,596
                                                                            46,720  PepsiCo, Inc.                          2,961
BANKING & FINANCIAL (8.7%)                                                                                            ----------
      29,000  Bank of America                        1,495                                                                 7,184
      44,600  Bank of New York                       1,499
      32,100  Hartford Financial Services Group      2,723            HEALTH CARE (6.7%)
      47,600  Lincoln National                       2,698                  61,500  Abbott Laboratories                    2,938
      35,600  Nationwide Financial Services          1,605(E)               43,300  Health Care REIT                       1,567(E)
      51,600  Wachovia Corp.                         2,767                  57,800  Nationwide Health Properties           1,371(E)
                                                ----------                  86,800  OMEGA Healthcare Investors             1,159(E)
                                                    12,787                  77,800  Ventas, Inc.                           2,780
                                                                                                                      ----------
BASIC MATERIALS (2.1%)                                                                                                     9,815
      27,600  Freeport-McMoRan Copper &
                Gold                                 1,506            INDUSTRIAL (4.1%)
       7,700  Rio Tinto                              1,608                  28,200  Dover Corp.                            1,330
                                                ----------                  57,600  First Industrial Realty Trust          2,320(E)
                                                     3,114                  43,800  ProLogis                               2,424
                                                                                                                      ----------
CHEMICALS (0.8%)                                                                                                           6,074
      28,300  E. I. du Pont de Nemours               1,122
                                                                      INDUSTRIAL & COMMERCIAL PRODUCTS (0.9%)
COMMERCIAL SERVICES (0.4%)                                                  44,500  Pentair, Inc.                          1,278
      24,800  Gramercy Capital                         634
                                                                      INSURANCE (1.9%)
COMMUNITY CENTERS (5.2%)                                                    55,000  Arthur J. Gallagher                    1,494(E)
      59,000  Heritage Property Investment                                  44,000  Endurance Specialty Holdings           1,336
                Trust                                2,129                                                            ----------
      31,000  Regency Centers                        1,988                                                                 2,830
     107,200  Tanger Factory Outlet Centers          3,527(E)
                                                ----------            LODGING (7.0%)
                                                     7,644                  36,300  Ashford Hospitality Trust                427
                                                                           208,800  Host Marriott                          4,431
CONSUMER DISCRETIONARY (1.8%)                                               48,200  LaSalle Hotel Properties               1,991(E)
      39,700  V.F. Corp.                             2,693                  74,500  Strategic Hotel Capital                1,486(E)
                                                                            71,200  Sunstone Hotel Investors               2,019(E)
DEFENSE & AEROSPACE (0.9%)                                                                                            ----------
      40,000  Embraer-Empresa Brasileira de                                                                               10,354
                Aeronautica ADR                      1,381(E)
                                                                      OFFICE (16.0%)
DIVERSIFIED (12.1%)                                                         85,300  Brandywine Realty Trust                2,699
      20,400  3M Co.                                 1,436                  42,900  Brookfield Properties                  1,431
     105,000  Colonial Properties Trust              5,033(E)              112,200  Equity Office Properties Trust         4,253(E)
      77,200  General Electric                       2,524(00)              87,600  Highwoods Properties                   3,262
      64,700  iStar Financial                        2,573                 191,100  HRPT Properties Trust                  2,245
      38,500  Newkirk Realty Trust                     611(E)               64,400  Mack-Cali Realty                       3,111
     154,000  Spirit Finance                         1,709                 105,900  Maguire Properties                     3,962(E)
      37,900  Vornado Realty Trust                   3,962                  57,300  Reckson Associates Realty              2,552
                                                ----------                                                            ----------
                                                    17,848                                                                23,515

ENERGY (7.1%)
      46,100  ChevronTexaco Corp.                    3,033

See Notes to Schedule of Investments

                                                                 1

                                                                                          NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc. cont'd
-----------------------------------------------------------

NUMBER OF SHARES                                MARKET VALUE(+)       PRINCIPAL AMOUNT                               MARKET VALUE(+)
                                               ($000's omitted)                                                     ($000's omitted)
PHARMACEUTICAL (4.0%)                                                 REPURCHASE AGREEMENTS (7.5%)
      46,200  Johnson & Johnson                      2,890            $ 11,000,000  Banc of America Securities, LLC,
      54,600  Novartis AG ADR                        3,070                          Repurchase Agreement, 5.28%, due
                                                ----------                          8/1/06, dated 7/31/06, Maturity
                                                     5,960                          Value $11,001,613, Collateralized
                                                                                    by $11,170,747 Freddie Mac, 5.00%,
PUBLISHING & BROADCASTING (0.9%)                                                    due 6/1/36 (Collateral Value
      46,300  R.R. Donnelley                         1,352                          $11,220,000)
                                                                                    (COST $11,000)                       11,000(#)
REGIONAL MALLS (7.2%)                                                                                                ----------
      34,400  CBL & Associates Properties            1,347(E)
      90,500  Glimcher Realty Trust                  2,140(E)         TOTAL INVESTMENTS (154.0%)
      21,900  Macerich Co.                           1,593(E)         (COST $197,329)                                   227,013(##)
      52,000  Pennsylvania REIT                      2,048
      40,500  Simon Property Group                   3,464            Liabilities, less cash, receivables and
                                                ----------              other assets [(18.4%)]                          (27,155)(@@)
                                                    10,592            Liquidation Value of Auction Preferred
                                                                        Shares [(35.6%)]                                (52,500)
RESTAURANTS (1.0%)                                                                                                   ----------
      41,900  McDonald's Corp.                       1,483
                                                                      TOTAL NET ASSETS APPLICABLE TO COMMON
SELF STORAGE (2.4%)                                                   SHAREHOLDERS (100.0%)                          $  147,358
      43,800  Public Storage                         3,517(E)                                                        ----------

Telecommunications (4.0%)
      44,600  ALLTEL Corp.                           2,460
      95,700  AT&T Inc.                              2,870
      46,113  Windstream Corp.                         578
                                                ----------
                                                     5,908

UTILITIES (10.6%)
      28,000  Ameren Corp.                           1,442
      17,750  Dominion Resources                     1,393
      53,000  Duke Energy                            1,607
      48,000  Exelon Corp.                           2,779
      33,900  FPL Group                              1,463
      46,500  NSTAR                                  1,449
      50,300  PNM Resources                          1,349(E)
      40,800  PPL Corp.                              1,388
      28,000  Sempra Energy                          1,351
      69,300  Xcel Energy                            1,388
                                                ----------
                                                    15,609

WASTE MANAGEMENT (1.2%)
      50,500  Waste Management                       1,736

TOTAL COMMON STOCKS
(COST $160,736)                                    190,438
                                                ----------

PREFERRED STOCKS (0.3%)

LODGING (0.3%)
      19,000  LaSalle Hotel Properties,
                Ser. D
              (COST $475)                              457
                                                ----------

SHORT-TERM INVESTMENTS (17.0%)
   5,804,657  Neuberger Berman Prime Money
                Fund                                 5,804(@)
  19,313,501  Neuberger Berman Securities
                Lending Quality Fund, LLC           19,314(++)
                                                ----------

TOTAL SHORT-TERM INVESTMENTS
(COST $25,118)                                      25,118(#)
                                                ----------


See Notes to Schedule of Investments

                                                                 2

                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by Neuberger Berman Dividend Advantage Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked, and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At July 31, 2006, the cost of investments for U.S. federal income tax purposes was $197,329,000. Gross unrealized appreciation of investments was $30,305,000 and gross unrealized depreciation of investments was $621,000, resulting in net unrealized appreciation of $29,684,000, based on cost for U.S. federal income tax purposes.

(00) All or a portion of this security is segregated as collateral for interest rate swap contracts.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)  All or a portion of this security is on loan.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

                                     NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS CONT'D
---------------------------------------

(@@) At July 31, 2006, the Fund had outstanding interest rate swap contracts as follows:

                                                     RATE TYPE
                                            -------------------------
                                            FIXED-RATE   VARIABLE-RATE    ACCRUED NET
                                              PAYMENTS        PAYMENTS       INTEREST         UNREALIZED
SWAP COUNTER       NOTIONAL   TERMINATION  MADE BY THE     RECEIVED BY     RECEIVABLE       APPRECIATION    TOTAL FAIR
PARTY                AMOUNT          DATE         FUND     THE FUND(1)      (PAYABLE)     (DEPRECIATION)         VALUE
Merrill Lynch   $40,000,000      July 16,       3.818%           5.37%         $25,846        $1,109,949    $1,135,795
                                     2008

(1) 30 day LIBOR (London Interbank Offered Rate)



For information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Dividend Advantage Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 25, 2006


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 25, 2006